Share-Based Compensation (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Share-Based Compensation.
Unrecognized compensation expense	$ 2,042	12,670
Period over which unrecognized compensation costs are expected to be recognized	4 months 21 days	4 months 21 days